Provisions - Summary of movement of the provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions
Beginning balance	€ 9,444	€ 7,125
Of which current	1,524	6,270	€ 3,014
Of which non-current	3,560	3,174	4,111
Provisions	1,497	6,523
Releases	(1,310)	(2,104)
Utilizations	(4,225)	(1,906)
Exchange differences	(322)	(194)
Ending balance	5,084	9,444
Provisions for litigation
Provisions
Beginning balance	7,191	2,138
Of which current		5,181	12
Of which non-current	1,924	2,010	2,126
Provisions	509	6,370
Releases	(1,217)	(1,181)
Utilizations	(4,146)	(12)
Exchange differences	(413)	(124)
Ending balance	1,924	7,191
Provisions for contingencies and losses
Provisions
Beginning balance	1,930	3,973
Of which current	1,118	954	2,470
Of which non-current	1,437	976	1,503
Provisions	582
Releases		(893)
Utilizations	(48)	(1,080)
Exchange differences	91	(70)
Ending balance	2,555	1,930
Other provisions
Provisions
Beginning balance	323	1,014
Of which current	406	135	532
Of which non-current	199	188	€ 482
Provisions	406	153
Releases	(93)	(30)
Utilizations	(31)	(814)
Ending balance	€ 605	€ 323